SCHEDULE OF CONCENTRATIONS OF CREDIT RISK (Details) - USD ($)	6 Months Ended				12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025
Concentration Risk [Line Items]
Accounts receivable	$ 3,922,979				$ 3,107,520
Accounts payable	1,455,864				1,768,339
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 1,288,248					[1]
Concentration risk percentage	32.84%					[1]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 1,010,929				$ 1,430,091
Concentration risk percentage	25.77%				46.02%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 997,433					[1]
Concentration risk percentage	25.43%					[1]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Accounts receivable		[1]			$ 408,501
Concentration risk percentage		[1]			13.15%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Accounts receivable		[1]			$ 320,316
Concentration risk percentage		[1]			10.31%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 3,296,610				$ 2,158,908
Concentration risk percentage	84.04%				69.48%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.51%			[1]
Revenues	$ 2,554,059			[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.94%		29.83%
Revenues	$ 1,887,253		$ 3,607,257
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.31%			[1]
Revenues	$ 1,504,021			[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	40.76%		29.83%
Revenues	$ 5,945,333		$ 3,607,257
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.87%					[1]
Accounts payable	$ 303,886					[1]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.79%					[1]
Accounts payable	$ 157,135					[1]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]			23.44%
Accounts payable		[1]			$ 414,586
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]			19.14%
Accounts payable		[1]			$ 338,416
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier E [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]			12.61%
Accounts payable		[1]			$ 222,980
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage	31.66%				55.19%
Accounts payable	$ 461,021				$ 975,982
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.82%
Cost of goods and services sold			$ 1,266,176
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[2]	10.82%
Cost of goods and services sold		[2]	$ 1,266,176

[1]	represented the percentage below 10%
[2]	represented the percentage below 10%